Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Consolidated statements of comprehensive income
Net income	€ 118,315	€ 133,853
Components that will not be reclassified to profit or loss:
FVOCI equity investments	(4,273)
Actuarial gain (loss) on defined benefit pension plans	23,204	(362)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(6,581)	94
Total	12,350	(268)
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	192,328	(326,841)
FVOCI debt securities	(1,685)	7,989
Gain (loss) related to cash flow hedges	(3,840)	598
Cost of hedging	1,579	707
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	1,014	(1,775)
Total	189,396	(319,322)
Other comprehensive income (loss), net of tax	201,746	(319,590)
Total comprehensive income (loss)	320,061	(185,737)
Comprehensive income attributable to noncontrolling interests	72,706	21,453
Comprehensive income (loss) attributable to shareholders of FME AG	€ 247,355	€ (207,190)